Provisions for Retirement Benefit Obligations - Change in net provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for Retirement Benefit Obligations
At beginning of period	€ (1,385)	€ (1,127)	€ (1,029)
Other changes	(75)
Expense for the period	(200)	(209)	(1)
Actuarial gains or losses recognized in other comprehensive income	82	(49)	(96)
At end of period	€ (1,429)	€ (1,385)	€ (1,127)